CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 684,592	$ 1,139,450
Restricted cash	17,572,732	31,783,670
Note receivable-bank acceptance note	9,925,155	2,421,581
Accounts receivable, net of allowance for doubtful accounts of $1,874,330 and $1,336,177 at December 31, 2014 and 2013, respectively	53,764,414	48,200,076
Inventories	20,137,901	18,750,770
Advance to suppliers	56,327,390	50,614,815
Other current assets	946,319	3,447,886
Notes receivable from related party - bank acceptance notes		12,915,099
Total current assets	159,358,503	169,273,347
Property, plant and equipment, net	7,174,646	8,458,121
Land use rights, net	4,231,348	4,297,849
Prepayment for plant and equipment
TOTAL ASSETS	170,764,497	182,029,317
Current Liabilities
Notes payable-bank acceptance notes	26,521,315	50,990,427
Short-term bank loans	18,711,357	27,283,147
Accounts payables	3,217,076	503,944
Customer deposits	588,005	2,908,271
Taxes payable	552,459	232,541
Other payables and accrued liabilities	1,622,958	1,549,748
Due to related party	69,469	16,911
Due to shareholder	100,000	50,000
Total current liabilities	51,382,639	83,534,989
Bond payable	15,972,837
TOTAL LIABILITIES	67,355,476	83,534,989
Shareholders' Equity
Ordinary shares, $0.01 par value: 100,000,000 shares authorized; 20,000,000 shares issued; 19,901,959 shares outstanding as of December 31, 2014 and 2013, respectively	200,000	200,000
Additional paid-in capital	33,971,455	33,971,455
Statutory reserve	5,021,752	4,615,699
Retained earnings	44,971,082	41,518,259
Treasury stock, at cost: 98,041 shares as of December 31, 2014 and 2013, respectively	(96,608)	(96,608)
Accumulated other comprehensive income	8,425,697	7,646,562
TOTAL SHAREHOLDERS' EQUITY	92,493,378	87,855,367
Non-controlling interest	10,915,643	10,638,961
TOTAL EQUITY	103,409,021	98,494,328
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 170,764,497	$ 182,029,317